Leases (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure Text Block [Abstract]
Schedule of supplemental cash flow information related to leases
For the period ended March 31, 2022
Cash payments for operating leases	$798
Right-of-use assets obtained in exchange for new operating lease liabilities	$119

Schedule of the annual undiscounted cash flows for lease liabilities maturity analysis
As of March 31, 2022
Nine months period ending December 31, 2022	$2,321
2023	$2,665
2024	$2,004
2025	$1,552
2026	$1,552
2027	$1,552
Thereafter	$12,546
Total future lease payments	$24,192
Less: Imputed interest	$(5,869)
Present value of operating lease liabilities	$18,323